SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Company’s significant accounting policies are described in Note 2 – Summary of Significant Accounting Policies to the consolidated financial statements in the Company’s Annual Report on Form 10-K for the fiscal year ended June 30, 2025. There have been no material changes in these policies or their application.

Recently Issued Accounting Pronouncements

In December 2025, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2025-12, Codification Improvements, which clarifies, corrects errors and makes minor improvements to Generally Accepted Accounting Principles. The amendments in the Update will not result in significant changes to the Company’s presentation of its financial statements.

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements, which improves the guidance in Topic 270 by improving the navigability of the required interim disclosures, clarifying when that guidance is applicable and providing additional guidance on what disclosures should be provided in interim reporting periods. The ASU adds to Topic 270 a principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The ASU is effective for the Company’s fiscal year ending June 30, 2030 and interim periods within. Early adoption is permitted. The Company is evaluating the impact of the new standard.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets, which allows companies to elect a practical expedient that assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset. The ASU is effective on a prospective basis for the Company’s fiscal year ending June 30, 2027 and interim periods within. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued. The Company is evaluating the impact of the new standard.

In November 2024, the FASB issued ASU 2024-03, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Topic 220): Disaggregation of Income Statement Expenses, which requires additional disclosure of certain amounts included in the expense captions presented on the statement of operations, as well as disclosures about selling expenses. The ASU is effective on a prospective basis, with the option for retrospective application, for the company’s fiscal year ending June 30, 2028 and interim periods thereafter. Early adoption is permitted for annual financial statements that have not yet been issued. The Company is evaluating the disclosure requirements related to the new standard.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires more detailed income tax disclosures on an annual basis. The guidance requires entities to disclose disaggregated information about their effective tax rate reconciliation as well as expanded information on income taxes paid by jurisdiction. The disclosure requirements will be applied on a prospective basis, with the option to apply them retrospectively. The standard is effective for the Company’s Annual Report on Form 10-K for the fiscal year ending June 30, 2026. The Company is evaluating the disclosure requirements related to the new standard.

Recently Adopted Accounting Pronouncements

The Company did not adopt any new accounting pronouncements during the nine months ended March 31, 2026.

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A summary of the Company’s significant accounting policies which have been consistently applied in the preparation of the accompanying consolidated financial statements follows:

Principles of Consolidation

The consolidated financial statements include Flux Power Holdings, Inc. and its wholly-owned subsidiary Flux Power, Inc. after elimination of all intercompany accounts and transactions.

Liquidity and Financial Condition

The accompanying consolidated financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. However, substantial doubt about the Company’s ability to continue as a going concern exists. Historically, the Company’s revenues and operating cash flows have not been sufficient to sustain its operations and the Company has relied on debt and equity financing for additional funds. The Company has incurred an accumulated deficit of $106.4 million through June 30, 2025, and for the year ended June 30, 2025, generated positive cash flows from operations of $0.6 million and incurred a net loss of $6.7 million. As of July 31, 2025, the Company had a cash balance of $1.1 million and $6.7 million available funding under the Gibraltar Business Capital (“GBC”) Credit Facility. In addition, the Company’s operations have been impacted by delays in new orders of its energy storage solutions due to corresponding deferrals of new forklift purchases mainly caused by lower capital spending in the market sector that the Company serves and interest rate variability affecting selected large customer fleets which have impacted the Company’s ability to meet projected revenue targets and generate cash from operations.

Management has evaluated the Company’s expected cash requirements, including investments in additional sales and marketing and research and development, capital expenditures and working capital requirements, and believes the Company’s existing cash, funding available under the GBC Credit Facility, forecasted gross margins and $3.8 million of cash proceeds from the $5.0 million Private Placement, which closed on September 15, 2015, will not be sufficient to meet the Company’s anticipated capital resources to fund planned operations for the next twelve months following the filing date of this Annual Report on Form 10-K.

Management is evaluating strategies to improve profitability of operations and to obtain additional funding. These steps include actual and planned price increases for our energy storage solutions, a number of cost saving initiatives including product cost efficiencies and planned operating cost savings. Based on the Company’s existing backlog and customer orders, management anticipates increased revenues, together with the improvements in gross margin, will move the Company closer to profitability. The planned gross margin improvement tasks include, but are not limited to, a plan to drive bill of material costs down while increasing price of the Company’s products for new orders. The Company also continues to execute cost reduction, sourcing and pricing recovery initiatives in efforts to increase gross margins and improve cash flow from operations. Unforeseen factors in the general economy beyond management’s control could potentially have negative impact on the planned gross margin improvement plan. Management is continuing to evaluate other sources of capital to fund the Company’s operations and growth. However, there can be no assurance that the Company will be able to realize the plans for improved operations or access necessary additional financing when needed to provide sufficient liquidity to continue operations over the next twelve months. If such liquidity is not available when required, management will be required to curtail investments in new product development, which may have a material adverse effect on future cash flows and results of operations and the Company’s ability to continue operating as a going concern.

The accompanying consolidated financial statements do not include any adjustments that would be necessary should the Company be unable to continue as a going concern and, therefore, be required to liquidate its assets and discharge its liabilities in other than the normal course of business and at amounts that may differ from those reflected in the accompanying consolidated financial statements.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, and expenses, as well as certain financial statement disclosures. Significant estimates are made in determining inventory obsolescence write-downs, warranty reserves and valuation allowances for credit losses and deferred tax assets. While management believes that the estimates and assumptions used in the preparation of the financial statements are appropriate, actual results could differ from these estimates.

Cash and Cash Equivalents

As of June 30, 2025 and 2024, cash was approximately $1.3 million and $0.6 million, respectively. Cash consisted of funds held in a non-interest-bearing bank deposit account. The Company considers all liquid short-term investments with maturities of less than three months when acquired to be cash equivalents. The Company had no cash equivalents at June 30, 2025 and 2024.

Fair Values of Financial Instruments

The carrying amount of our cash, accounts payable, accounts receivable, and accrued liabilities approximate their estimated fair values due to the short-term maturities of those financial instruments. The carrying amount of the line of credit agreement approximates its fair values as interest approximates current market interest rates for similar instruments. Management has concluded that it is not practical to determine the estimated fair value of amounts due to related parties because the transactions cannot be assumed to have been consummated at arm’s length, the terms are not deemed to be market terms, there are no quoted values available for these instruments, and an independent valuation would not be practical due to the lack of data regarding similar instruments, if any, and the associated potential costs.

The Company does not have any other assets or liabilities that are measured at fair value on a recurring or non-recurring basis.

Accounts Receivable

Accounts receivable are carried at their estimated collectible amounts. The Company has not experienced significant issues related to the collection of its accounts receivable. As of June 30, 2025 and 2024, the Company has an allowance for credit losses of $68,000 and $55,000, respectively.

Inventories

Inventories consist primarily of battery management systems and the related subcomponents and are stated at the lower of cost (first-in, first-out) or net realizable value. The Company evaluates inventories to determine if write-downs are necessary due to obsolescence or if the inventory levels are in excess of anticipated demand at market value based on consideration of historical sales and product development plans. The Company recorded an adjustment related to obsolete inventory in the amount of approximately $534,000 and $490,000 during the years ended June 30, 2025 and 2024, respectively. Inventories at June 30, 2025 and 2024 are net of inventory obsolescence write-downs of $1,551,000 and $2,677,000, respectively.

Property, Plant and Equipment

Property, plant and equipment are stated at cost, net of accumulated depreciation. Depreciation and amortization are provided using the straight-line method over the estimated useful lives of the related assets ranging from three to five years, or, in the case of leasehold improvements, over the lesser of the useful life of the related asset or the lease term.

Stock-based Compensation

Pursuant to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic No. 718-10, Compensation-Stock Compensation, which establishes accounting for equity instruments exchanged for employee service, we utilize the Black-Scholes option pricing model to estimate the fair value of employee stock option awards at the date of grant, which requires the input of highly subjective assumptions, including expected volatility and expected life. Changes in these inputs and assumptions can materially affect the measure of estimated fair value of our share-based compensation. These assumptions are subjective and generally require significant analysis and judgment to develop. When estimating fair value, some of the assumptions will be based on, or determined from, external data and other assumptions may be derived from our historical experience with stock-based payment arrangements. The appropriate weight to place on historical experience is a matter of judgment, based on relevant facts and circumstances.

Common stock or equity instruments such as warrants issued for services to non-employees are valued at their estimated fair value at the measurement date (the date when a firm commitment for performance of the services is reached, typically the date of issuance, or when performance is complete). If the total value exceeds the par value of the stock issued, the value in excess of the par value is added to the additional paid-in-capital.

Revenue Recognition

The Company recognizes revenue in accordance to the ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”) for all contracts. The Company derives its revenue from the sale of products to customers. The Company sells its products primarily through a distribution network of equipment dealers, OEMs and battery distributors in primarily North America. The Company recognizes revenue for the products when all significant risks and rewards have been transferred to the customer, there is no continuing managerial involvement associated with ownership of the goods sold is retained, no effective control over the goods sold is retained, the amount of revenue can be measured reliably, it is probable that the economic benefits associated with the transactions will flow to the Company and the costs incurred or to be incurred with respect to the transaction can be measured reliably.

Product revenue is recognized as a distinct single performance obligation which represents the point in time that a customer receives delivery of our products. Our customers do have a right to return product, but our returns have historically been minimal.

Product Warranties

The Company evaluates its exposure to product warranty obligations based on historical experience. Our products, primarily lift equipment packs, are warrantied for five years unless modified by a separate agreement. As of June 30, 2025 and 2024, the Company carried warranty liability of approximately $3,377,000 and $3,018,000, respectively, which is included in accrued expenses on the Company’s consolidated balance sheets.

Impairment of Long-lived Assets

In accordance with authoritative guidance for the impairment or disposal of long-lived assets, if indicators of impairment exist, the Company assesses the recoverability of the affected long-lived assets by determining whether the carrying value of such assets can be recovered through the undiscounted future operating cash flows.

If impairment is indicated, the Company measures the amount of such impairment by comparing the carrying value of the asset to the present value of the expected future cash flows associated with the use of the asset. The Company believes that no impairment indicators were present, and accordingly no impairment losses were recognized during the fiscal years ended June 30, 2025 and 2024.

Research and Development

The Company is actively engaged in new product development efforts. Research and development costs relating to possible future products are expensed as incurred.

Income Taxes

Pursuant to FASB ASC Topic No. 740, Income Taxes, deferred tax assets or liabilities are recorded to reflect the future tax consequences of temporary differences between the financial reporting basis of assets and liabilities and their tax basis at each year-end. These amounts are adjusted, as appropriate, to reflect enacted changes in tax rates expected to be in effect when the temporary differences reverse. The Company has analyzed filing positions in all of the federal and state jurisdictions where the Company is required to file income tax returns, as well as all open tax years in these jurisdictions. As a result, no unrecognized tax benefits have been identified as of June 30, 2025 and 2024, and, accordingly, no additional tax liabilities have been recorded.

The Company records deferred tax assets and liabilities based on the differences between the financial statement and tax bases of assets and liabilities and on operating loss carry forwards using enacted tax rates in effect for the year in which the differences are expected to reverse. A valuation allowance is provided when it is more likely than not that some portion or all of a deferred tax asset will not be realized.

Net Loss Per Common Share

The Company calculates basic loss per common share by dividing net loss by the weighted average number of common shares outstanding during the periods. Diluted loss per common share includes the impact from all dilutive potential common shares relating to outstanding convertible securities.

For the fiscal years ended June 30, 2025 and 2024, basic and diluted weighted-average common shares outstanding were 16,717,761 and 16,548,533, respectively. The Company incurred a net loss for the fiscal years ended June 30, 2025 and 2024; therefore, basic and diluted loss per share for each fiscal year was the same because potential common share equivalents would have been anti-dilutive. The potentially dilutive common shares outstanding at June 30, 2025 and 2024 that were excluded from diluted weighted-average common shares outstanding represent shares underlying outstanding stock options, RSUs and warrants, as follows:

	June 30,
	2025	2024
Stock options	796,660	1,605,060
RSUs	200,000	114,666
Warrants	1,413,110	1,413,110
	2,409,770	3,132,836

Adopted Accounting Pronouncements

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which requires retrospective disclosure of significant segment expenses and other segment items on an annual and interim basis. Additionally, it requires disclosure of the title and position of the Chief Operating Decision Maker (“CODM”). This ASU is effective annually for the Company’s fiscal year ended June 30, 2025 and for interim periods thereafter. The Company adopted this standard for the year ended June 30, 2025 and the adoption did not have a material impact on the Company’s consolidated financial statements. See Note 13 – Segment Information for further information.

Recently Issued Accounting Pronouncements

Management has considered all recent accounting pronouncements not yet adopted in the Company’s consolidated financial statements. In November 2024, the FASB issued Accounting Standards Update (“ASU”) 2024-03, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Topic 220): Disaggregation of Income Statement Expenses, which requires additional disclosure of certain amounts included in the expense captions presented on the statement of operations, as well as disclosures about selling expenses. The ASU is effective on a prospective basis, with the option for retrospective application, for the Company’s fiscal year ending June 30, 2028 and interim periods thereafter. Early adoption is permitted for annual financial statements that have not yet been issued. The Company is evaluating the disclosure requirements related to the new standard.

In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires more detailed income tax disclosures. The guidance requires entities to disclose disaggregated information about their effective tax rate reconciliation as well as expanded information on income taxes paid by jurisdiction. The disclosure requirements will be applied on a prospective basis, with the option to apply them retrospectively. The standard is effective for the Company’ fiscal year ending June 30, 2026, with early adoption permitted. The Company is evaluating the disclosure requirements related to the new standard.